Schedule of movement in provision for stock obsolescence (Details)	12 Months Ended
	Apr. 30, 2026 USD ($)	Apr. 30, 2026 SGD ($)	Apr. 30, 2025 SGD ($)
Inventory Disclosure [Abstract]
Beginning of the year
Charge for the year	2,039	2,597
End of the year	$ 2,039	$ 2,597